LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MARCH 31, 2012, OF

LEGG MASON STRATEGIC REAL RETURN FUND

Effective September 1, 2012, the following amends anything to the contrary with respect to Western Asset Management Company (“Western Asset”) in the section of the fund’s SAI titled “Portfolio Managers: Other Accounts”:

Western Asset, WAML and Western Japan: Stephen A. Walsh, Peter H. Stutz, Paul E. Wynn and Dennis J. McNamara.

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Number of Accounts Managed for which Advisory Fee is Performance- Based Assets Managed for which Advisory Fee is Performance-Based ($ millions)
Western Asset, WAML, and Western Japan

Stephen A. Walsh
Registered Investment Companies	101	157,298	0	0
Other Pooled Investment Vehicles	211	105,532	0	0
Other Accounts	732	170,820	76	18,803

Peter H. Stutz
Registered Investment Companies	6	3,380	0	0
Other Pooled Investment Vehicles	2	32	0	0
Other Accounts	13	3,104	1	169

Paul E. Wynn
Registered Investment Companies	6	3,380	0	0
Other Pooled Investment Vehicles	3	349	0	0
Other Accounts	13	3,780	1	473

Dennis J. McNamara†
Registered Investment Companies	3	711	0	0
Other Pooled Investment Vehicles	27	9,472	0	0
Other Accounts	157	53,899	8	1,576

†	Information provided as of June 30, 2012

Effective September 1, 2012, the following amends anything to the contrary with respect to Western Asset in the section of the fund’s SAI titled “Portfolio Managers: Ownership of Securities”:

Type of Account	Dollar Range of Equity Securities in the Fund ($)
Western Asset, WAML and Western Japan
Stephen A. Walsh	0
Peter H. Stutz	0
Paul E. Wynn	0
Dennis J. McNamara†	0
†	Information provided as of June 30, 2012

The following amends anything to the contrary with respect to Western Asset in the section of the fund’s SAI titled “Portfolio Managers: Compensation and Conflict of Interest Policies”:

Western Asset. Stephen A. Walsh, Peter H. Stutz, Paul E. Wynn and Dennis J. McNamara serve as portfolio managers to the fund and are employed by Western Asset and/or WAML.

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